8. Notes Payable (Tables)	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Schedule of notes payable

The following is a summary of notes payable as March 31, 2021 and 2020:

	As of	As of
	March 31,	March 31,
	2021	2020
Notes payable - current maturity:
Emry Capital $14,000, 4% loan with principal and interest due April, 2020	$–	$14,000
Note Payable PPP SBA Loan	15,600	–
SBA EIDL Loan	10,000	–
SBA Loan Payable B2Digital	97,200	–
Notes payable – in default:
Emry Capital $14,000, 4% loan with principal and interest due April, 2020	14,000	–
Notes payable – long term:
WLES LP LLC $60,000, 5% loan due January 15, 2022	30,000	60,000
Brian Cox 401K	12,882	21,970
SBA Loan (Hillcrest)	35,400	–
SBA Loan (One More Gym, LLC)	63,047	74,757
Total notes payable	278,129	170,727
Less: long-term	(105,929)	(156,727)
Total	$172,200	$14,000